Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Expected dividend yield
Minimum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Expected term (in years)	5 years 3 months 14 days	5 years
Expected volatility	75.27%	74.27%
Risk-free interest rate	0.65%	0.27%
Maximum [Member]
Stock-Based Compensation (Details) - Schedule of fair value of employee stock options was estimated using a Black-Scholes option-pricing model [Line Items]
Expected term (in years)	6 years 29 days	6 years 21 days
Expected volatility	75.79%	75.61%
Risk-free interest rate	0.80%	0.45%